PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
PREPAID EXPENSES AND OTHER RECEIVABLES
Schedule of prepaid expenses and other receivables

	December 31,
	2018	2017
	U.S. dollars in thousands
Advance to suppliers	1,319	2,426
Discount from service provider	241	537
Prepaid expenses	120	130
Government institutions	196	197
	1,876	3,290